CONTINGENT LIABILITIES AND COMMITMENTS (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 02, 2013	Mar. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Royalty payments			$ 235	$ 635
Revenues from sale or license				17,500
Other income from settlement agreement					7,537
Profit (loss) from discontinued operation			80	2,889	4,608
Financial income			843	556	412
Third party [Member] | Patents and intellectual property [Member]
Disclosure of contingent liabilities [line items]
License costs			$ 950
Percentage of royalties to pay for future revenues from sales of products			1.5% to 2.5%
Period of royalties to pay for future revenues from sales of products			10 to 15 years
One-time lump-sum amount			$ 1,500
Aggregate revenues			$ 100,000
Royalty payments				732	$ 72
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products			10% - 20%
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount			2.00%
One-time lump-sum amount			$ 1,000
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount			4.00%
Teva [Member]
Disclosure of contingent liabilities [line items]
Settlement amount paid by Teva		$ 4,000
Reduced rate of payments		15.00%
Reduced aggregate amount		$ 10,200
Collaboration agreements amount related to Polyheal		$ 10,200
Revised cash consideration paid			$ 1
Obligation for contingent consideration			2,000
Modified contingent consideration			7,200
Total liabilities			6,587
Financial income			$ 433
Teva [Member] | Ordinary shares [Member]
Disclosure of contingent liabilities [line items]
Number of shares repurchased	755,492
Percentage of future royalty payments	20.00%
NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Revenues from sale or license	$ 30,600
Polyheal [Member]
Disclosure of contingent liabilities [line items]
Revenues from sale or license	$ 10,800
R&D Law [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products			3%
Royalty payments			$ 15,787	$ 15,966
Maximum aggregate royalties paid in percentage			100.00%
Interest rate			12-month LIBOR